Consolidated Statements of Operations - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Operating and formation costs	$ 8,687	$ 1,666,371
Loss from operations	(8,687)	(1,666,371)
Other income
Interest income on investments held in Trust Account		5,216,421
Change in fair value of Forward Purchase Agreement		6,160,000
Total other income		11,376,421
Income (loss) before income taxes	(8,687)	9,710,050
Income tax expense		(1,095,448)
Net income (loss)	$ (8,687)	$ 8,614,602
Class A Ordinary Shares
Other income
Basic weighted average shares outstanding (in Shares)		10,668,603
Basic net income (loss) per share (in Dollars per share)		$ 0.55
Class B Ordinary Shares
Other income
Basic weighted average shares outstanding (in Shares)	2,850,155	4,935,622
Basic net income (loss) per share (in Dollars per share)	$ 0	$ 0.55